Insurance Risk - Summary of interest rate risk and interest rate changes on profit and loss (Details) - Interest rate risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Interest Rate Risk Arising From Insurance Contracts [Line Items]
Exposure to financial products measured at fair value	[1]	₩ 46,683,984	₩ 44,054,707
Insurance contract exposure	[2]	36,763,725	34,441,623
Net exposure (financial products - insurance contracts)		₩ 9,920,259	₩ 9,613,084

[1]	It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).
[2]	It is the total amount excluding the contractual service margin from the remaining coverage elements of insurance contract liabilities and reinsurance contract assets (liabilities).